LEASES (Details Narrative)	1 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2024 USD ($) ft²
LeasesLineItems [Line Items]
Weighted average incremental borrowing rate		12.00%
Melville Lease [Member]
LeasesLineItems [Line Items]
Area of land | ft²		6,800
Lease extension description	the Company exercised its option to extend the Melville Lease and entered into a lease amendment with the lessor whereby the five-year extension term commenced on January 1, 2020 with annual base rent ranging between $153,748 and $173,060.
Melville Lease [Member] | Minimum [Member]
LeasesLineItems [Line Items]
Rent expense	$ 153,748	$ 132,600
Melville Lease [Member] | Maximum [Member]
LeasesLineItems [Line Items]
Rent expense	$ 173,060	$ 149,260